Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Summary of Actual Capital Amounts and Ratios of Company and Bank

The actual capital amounts and ratios of the Company and Bank as of December 31 are presented in the following tables:

			Minimum		Minimum Required
			Required For		To Be Well Capitalized
			Capital Adequacy		Under Prompt
	Actual		Purposes		Corrective Action

(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

2014
Total capital (to risk-weighted assets)
Consolidated	$56,742	13.6%	$33,488	8.0%	$41,861	10.0%
Bank	55,731	13.3	33,464	8.0	41,830	10.0
Tier 1 capital (to risk-weighted assets)
Consolidated	52,353	12.5	16,744	4.0	25,116	6.0
Bank	51,342	12.3	16,732	4.0	25,098	6.0
Tier 1 capital (to average assets)
Consolidated	52,353	8.5	24,602	4.0	30,753	5.0
Bank	51,342	8.4	24,597	4.0	30,746	5.0

2013
Total capital (to risk-weighted assets)
Consolidated	$53,268	13.6%	$31,416	8.0%	$39,270	10.0%
Bank	52,458	13.4	31,392	8.0	39,240	10.0
Tier 1 capital (to risk-weighted assets)
Consolidated	48,357	12.3	15,708	4.0	23,562	6.0
Bank	47,558	12.1	15,696	4.0	23,544	6.0
Tier 1 capital (to average assets)
Consolidated	48,357	8.2	23,550	4.0	29,438	5.0
Bank	47,558	8.1	23,544	4.0	29,430	5.0